Consolidated Summary of Investments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Summary of Investments Other Than Investments in Related Parties
Cost	$ 39,524
Amount at which shown in the consolidated balance sheet	40,755
Trading assets [Member]
Summary of Investments Other Than Investments in Related Parties
Cost	30
Fair value	31
Amount at which shown in the consolidated balance sheet	31
Policy loans [Member]
Summary of Investments Other Than Investments in Related Parties
Cost	987
Amount at which shown in the consolidated balance sheet	987
Other investments [Member]
Summary of Investments Other Than Investments in Related Parties
Cost	712
Amount at which shown in the consolidated balance sheet	712
Short-term investments [Member]
Summary of Investments Other Than Investments in Related Parties
Cost	411
Amount at which shown in the consolidated balance sheet	411
Fixed maturity securities [Member] | Available-for-sale Securities [Member]
Summary of Investments Other Than Investments in Related Parties
Cost	31,002
Fair value	32,249
Amount at which shown in the consolidated balance sheet	32,249
Fixed maturity securities [Member] | US Government Corporations and Agencies securities [Member] | Available-for-sale Securities [Member]
Summary of Investments Other Than Investments in Related Parties
Cost	484
Fair value	561
Amount at which shown in the consolidated balance sheet	561
Fixed maturity securities [Member] | Obligations of states, political subdivisions and foreign governments [Member] | Available-for-sale Securities [Member]
Summary of Investments Other Than Investments in Related Parties
Cost	1,892
Fair value	1,963
Amount at which shown in the consolidated balance sheet	1,963
Fixed maturity securities [Member] | Public Utility, Bonds [Member] | Available-for-sale Securities [Member]
Summary of Investments Other Than Investments in Related Parties
Cost	2,616
Fair value	2,759
Amount at which shown in the consolidated balance sheet	2,759
Fixed maturity securities [Member] | All Other Corporate Bonds [Member] | Available-for-sale Securities [Member]
Summary of Investments Other Than Investments in Related Parties
Cost	26,010
Fair value	26,966
Amount at which shown in the consolidated balance sheet	26,966
Equity securities [Member] | Available-for-sale Securities [Member]
Summary of Investments Other Than Investments in Related Parties
Cost	6
Fair value	24
Amount at which shown in the consolidated balance sheet	24
Equity securities [Member] | Industrial, miscellaneous and all other [Member] | Available-for-sale Securities [Member]
Summary of Investments Other Than Investments in Related Parties
Cost	6
Fair value	14
Amount at which shown in the consolidated balance sheet	14
Equity securities [Member] | Nonredeemable preferred stocks [Member] | Available-for-sale Securities [Member]
Summary of Investments Other Than Investments in Related Parties
Cost	0
Fair value	10
Amount at which shown in the consolidated balance sheet	10
Mortgage loans, net of allowance [Member]
Summary of Investments Other Than Investments in Related Parties
Cost	6,376
Amount at which shown in the consolidated balance sheet	$ 6,341	[1]

[1]	Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 6 to the audited consolidated financial statements).